Impairment of Non-Current Assetes (Tables)	12 Months Ended
Dec. 31, 2020
Impairment and Reversal of Impairment and Goodwill [Abstract]
Sensitivity analysis of metal prices	Metal prices used at December 31, 2019:

Metal Prices	2020-2023 average
Silver price - $/oz.	$17.94
Gold price - $/oz.	$1,474